Business Acquisitions - Summary of Company's Assets and Liabilities and Reconciliation of Cash Paid for Net Assets Acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 769,667	$ 234,328
Acquisitions of subsidiaries, including non-compete intangibles, net of cash acquired	1,070,307	207,625	$ 83,355
All Business Acquisitions
Business Acquisition [Line Items]
Accounts receivable	50,979	486	321
Other assets	2,108	433	632
Property and equipment	3,582	4,011	1,220
Goodwill	535,318	92,289	77,971
Intangibles	637,766	162,542	52,212
Total assets acquired	1,229,753	259,761	132,356
Amounts due to seller	49,195	16,288	39,751
Other liabilities	45,782	1,548	0
Total liabilities assumed	94,977	17,836	39,751
Net Assets Acquired	1,134,776	241,925	92,605
Issuance of equity in connection with acquisitions	64,469	34,300	9,250
Acquisitions of subsidiaries, including non-compete intangibles, net of cash acquired	$ 1,070,307	$ 207,625	$ 83,355